Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows provided by / (used in) operating activities
Net (loss)/income	$ (23,935)	$ 77,600
Adjustments to reconcile net income to net cash flow provided by / (used in) operating activities:
Digital assets revenue	(43,077)	(69,340)
Loss on digital assets and digital asset ETPs	1,877,339	179,106
Gain on certificate liabilities	(1,754,778)	(86,169)
Other operating gains	(109,430)	(115,403)
Digital asset trading expenses	125	50
Loss on treasury digital assets	15,398	(5,538)
Depreciation and amortization	2,164	1,409
Allowance for credit losses	(231)	(270)
Fair value (gain)/loss on investments	(1,099)	688
Share-based compensation	6,089	(171)
Other non-cash adjustments	846	56
Changes in operating assets and liabilities:
Net (purchases) sales of digital assets	(8,109)	425,768
Net redemption of XBT Certificate Liabilities	(105,652)	(278,187)
Digital asset ETPs, trade receivables and other assets	157,400	(47,939)
Trade payables, lease and other liabilities	(5,328)	2,785
Amounts due to brokers	4,497	27,976
Current tax liabilities	221	167
Net cash flow provided by operating activities	12,440	112,588
Cash flows (used in) / provided by investing activities
Purchases of intangible assets	(598)	(933)
Purchases of property and equipment	(292)	(196)
Net cash used in investing activities	(890)	(1,129)
Cash flows provided by / (used in) financing activities
Proceeds from reverse recapitalization, net of transaction costs	25,795
Repayment of long-term debt	(28,791)
Payments of lease liabilities	(855)	(465)
Proceeds from exercise of share options		458
Purchases of share options	(18,081)	(5,753)
Repurchase of ordinary shares		(10,617)
Dividends paid	(21,443)	(12,799)
Net cash used in financing activities	(43,375)	(29,176)
Net (decrease) / increase in cash and cash equivalents	(31,825)	82,283
Cash and cash equivalents at beginning of period	64,243	24,915
Effect of exchange rate changes	14,650	(33,963)
Cash and cash equivalents at end of period	47,068	73,235
Supplemental Disclosures
Cash paid for income taxes	(95)	(491)
Cash paid for interest	(4,512)	(2,967)
Cash received for interest	878	458
Non-cash Investing and Financing Activities
Net transfers to treasury digital assets	$ 8,418	$ 6,477